Business Combination - Schedule of Fair Value of Purchase Consideration from Business Combination (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Mar. 31, 2018
SG Safety Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	₩ 28,000
Settled receivables	(456)
Total	27,544	₩ 27,570
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	6,283
Fair value of equity instruments previously held	1,877
Total	8,160
KTMOS Nambu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	4,765
Fair value of equity instruments previously held	1,545
Total	6,310
CJ Digital Music Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Fair value of equity instruments newly issued	50,948
Total	₩ 50,948